Significant Accounting Policies (Details)	12 Months Ended
	Oct. 31, 2022 CAD ($) shares	Oct. 31, 2021 USD ($) shares	Oct. 31, 2020 USD ($)
Significant Accounting Policies [Abstract]
Owned subsidiary, percentage	100.00%
Maturity period	3 months
Lease liabilities, percentage	20%
Expenses in respect of defined contribution plans	$ 42,526	$ 69,147
Dilutive shares outstanding.	792,571	645,222